EQUITY - BBUC Exchangeable Shares (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Number of shares issued, opening balance (in shares)	72,954,450	72,955,585
Number of shares issued, closing balance (in shares)	72,954,446	72,954,450
Limited partners
Disclosure of classes of share capital [line items]
Number of shares issued, opening balance (in shares)	74,281,763	74,612,503
Converted to LP Units (in shares)	(4)	(1,135)
Number of shares issued, closing balance (in shares)	74,281,767	74,281,763